Retirement Benefit and Other Post-retirement Obligations - Additional Information (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2026 GBP (£)	Dec. 31, 2025 GBP (£) Member	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2019	Jan. 01, 2024 GBP (£)
Disclosure of defined benefit plans [line items]
Number of members under plan | Member		25,700
Percentage of long-term rate improvement on CMI model		1.50%
Gains (losses) arising from settlements, defined benefit plans		£ 0	£ 0	£ 0
UK [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation		14 years
CPI rate [member]
Disclosure of defined benefit plans [line items]
Inflation rate		2.20%	2.50%
UK Group plan [member]
Disclosure of defined benefit plans [line items]
Inflation rate		2.80%	3.10%	3.00%
Allocated percentage of fund to matching assets		95.00%
Allocated percentage of fund to return seeking assets		5.00%
Expected contributions in 2025
Gains (losses) arising from settlements, defined benefit plans		£ 0	£ 0	£ 0
Technical Provision Surplus Funding Valuation						£ 255
Aviva and legal and general [member] | Buy-in policies [member] | UK Group plan [member]
Disclosure of defined benefit plans [line items]
Percentage of pensioner liabilities matched with buy in policies					95.00%
Aviva and legal and general [member] | Buy-in policies [member] | PSOU K Group plan [Member]
Disclosure of defined benefit plans [line items]
Percentage of pensioner liabilities matched with buy in policies		75.00%